OIL AND GAS PROPERTY, NET	12 Months Ended
Dec. 31, 2025
Extractive Industries [Abstract]
OIL AND GAS PROPERTY, NET

NOTE 6 – OIL AND GAS PROPERTY, NET

The following tables summarize the Company’s oil and gas property by classification.

	As of December 31,
	2025	2024
Oil and gas property – subject to amortization	$32,029,501	$31,807,148
Accumulated depletion	(11,134,981)	(10,597,075)
Accumulated impairment	(11,859,183)	(11,859,183)
Oil and gas property – subject to amortization, net	$9,035,337	$9,350,890

Oil and gas property – not subject to amortization	$1,224,667	$1,224,667
Accumulated impairment	-	-
Oil and gas property – not subject to amortization, net	$1,224,667	$1,224,667

The following shows the movement of the oil and gas property – subject to amortization balance.

Oil and Gas Property – Kruh Block
December 31, 2022	$7,469,820
Additional capitalization	294,540
Asset retirement costs	(42,998)
Depletion	(609,738)
December 31, 2023	$7,111,624
Additional capitalization	2,815,127
Depletion	(575,861)
December 31, 2024	$9,350,890
Additional Capitalization	222,353
Depletion	(537,906)
December 31, 2025	$9,035,337

During the years ended December 31, 2025, 2024 and 2023, the Company incurred an aggregated development costs and abandonment and site restoration provisions, which were capitalized at $222,353, $2,815,127, and $294,540, respectively, mainly for the purpose of the geological and geophysical studies and drilling of wells.

Depletion recorded for production on properties subject to amortization for the years ended December 31, 2025, 2024 and 2023 were $537,906, $575,861, and $609,738, respectively.